UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robeco Groep N.V.
Address: Coolsingel 120
         3011 AG Rotterdam, The Netherlands

13F File Number:  28-12637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Martijn W.A. van Gils
Title:     Vice President
Phone:     31 10 224 2384

Signature, Place, and Date of Signing:

/s/  Martijn W.A. van Gils     Rotterdam, The Netherlands   October 21, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-12428                      Robeco Investment Management, Inc.
       28-12635                      Robeco Institutional Asset Management B.V.
       28-12627                      SAM Sustainable Asset Management Ltd.